INCOME TAX (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating losses	$ 4,932,778	$ 3,045,692
Accrued expenses	482,130	253,576
Stock options	402,598	251,798
Tax credit carryforwards	748,255	413,691
Depreciation and amortization	(23,311)	(30,668)
Other		135
Capitalized R&D	4,070,458	2,386,506
Total gross deferred tax assets	10,612,908	6,320,730
Valuation allowance	(10,612,908)	(6,320,730)
Total deferred tax assets